Revenues - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Revenue Reconciling Item [Line Items]
Total revenues	$ 36,785	$ 192,867	$ 136,778	$ 315,825	$ 499,763	$ 472,369	$ 481,767
North America
Segment Reporting Revenue Reconciling Item [Line Items]
Total revenues	32,411	158,972	125,757	285,823	421,795	430,002	423,164
International
Segment Reporting Revenue Reconciling Item [Line Items]
Total revenues	4,665	35,595	11,991	32,335	82,237	45,818	62,948
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Total revenues	$ (291)	$ (1,700)	$ (970)	$ (2,333)	$ (4,269)	$ (3,451)	$ (4,345)